Lease Arrangements - Summary of Changes to Right-of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Beginning balance	$ 1,971
Ending balance	1,306	$ 1,971
Cost
Lessee Lease Description [Line Items]
Beginning balance	2,390
Additions		2,364
Exchange differences	(225)	26
Ending balance	2,165	2,390
Accumulated Depreciation
Lessee Lease Description [Line Items]
Beginning balance	419
Depreciation	489	415
Exchange differences	(49)	4
Ending balance	$ 859	$ 419